Rights of use of assets (Details 1) $ in Millions	12 Months Ended
Jun. 30, 2020 ARS ($)
Rights Of Use Of Assets
IFRS 16 initial adjustments	$ 16,374
Addition	8,859
Disposals	(4)
Transfer	164
Previsions	69
Amortization charges	(5,388)
Currency translation adjustment	1,779
Deconsolidation	(42)
Valorization	117
Total saldo al cierre	$ 21,928